Offerings	May 22, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 5,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 794.07
Offering Note	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions. Includes shares of common stock that may be purchased by the underwriter pursuant to their over-allotment option.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 17,250,000.00
Amount of Registration Fee	$ 2,382.22
Offering Note	The Registrant's Registration Statement on Form S-1 (Registration No. 333-293881) was initially filed on February 21, 2026, registering $17,250,000 in securities with a total registration fee of $2,382.23. Of this amount, $1,401.93 was paid in cash and $980.30 was applied as a fee offset pursuant to Rule 457(b) from the Registrant's prior Registration Statement on Form S-1 (Registration No. 333-288817), which was initially filed on July 21, 2025, became effective on November 9, 2025, and was terminated with no sales of securities thereunder.